Commitments and Contingencies - Summary of Future Commitments (Details) - Samsung BioLogics Co., Ltd. ("Samsung") - USD ($) $ in Thousands	Nov. 30, 2023	May 31, 2023
Fiscal Year
2024	$ 76,400	$ 156,388
2025		76,400
Total	$ 232,788	$ 232,788